Exploration in operating units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Exploration In Operating Units [Line Items]
Beginning balance of finished goods and products in process, net of depreciation and amortization	$ 708	$ 549	$ 988
Exploration in operating units	51,906	50,884	49,229
Total exploration in operating units	53,784	51,043	48,790
Final balance of finished goods and products in process	(2,586)	(708)	(549)
Final balance of products in process and finished goods, net of depreciation and amortization	(2,586)	(708)	(549)
Disbursement of exploration in operating activities	51,906	50,884	49,229
Services provided by third parties
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	38,546	35,667	35,785
Consumption of materials and supplies
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	4,972	4,223	2,694
Short-term and low-value lease
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	3,525	3,097	1,791
Direct labor
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	2,807	3,244	6,357
Electricity and water
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	297	338	237
Transport
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	100	108	720
Maintenance and repairment
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	80	40	66
Other
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	$ 3,457	$ 4,326	$ 1,140